Note 7 Probability of default of loans and advances to customers (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021 [1]
Subject to 12 month ECL [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	92.40%	92.30%	89.40%
Subject to 12 month ECL [Member] | 0 to 2 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	3.80%	5.50%	5.80%
Subject to 12 month ECL [Member] | 2 to 5 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	10.70%	19.40%	15.70%
Subject to 12 month ECL [Member] | 5 to 11 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	25.40%	19.90%	15.20%
Subject to 12 month ECL [Member] | 11 to 39 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	21.70%	18.70%	18.70%
Subject to 12 month ECL [Member] | 39 to 194 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	20.60%	18.40%	19.10%
Subject to 12 month ECL [Member] | 194 to 1061 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	8.70%	9.00%	12.20%
Subject to 12 month ECL [Member] | 1061 to 2121 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	1.00%	1.00%	1.90%
Subject to 12 month ECL [Member] | More than 2121 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.50%	0.50%	0.80%
Subject to lifetime ECL [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	7.60%	7.70%	10.60%
Subject to lifetime ECL [Member] | 0 to 2 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.00%	0.10%	0.00%
Subject to lifetime ECL [Member] | 2 to 5 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.20%	0.30%	0.10%
Subject to lifetime ECL [Member] | 5 to 11 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.50%	0.70%	0.20%
Subject to lifetime ECL [Member] | 11 to 39 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	1.30%	0.80%	0.60%
Subject to lifetime ECL [Member] | 39 to 194 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	2.10%	1.90%	2.50%
Subject to lifetime ECL [Member] | 194 to 1061 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	2.20%	2.50%	3.80%
Subject to lifetime ECL [Member] | 1061 to 2121 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.60%	0.70%	1.50%
Subject to lifetime ECL [Member] | More than 2121 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.80%	0.80%	1.90%

[1]	(1) Data corresponding to the year 2021, does not include commitments nor contingent liabilities.